INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Recognized in net income	$ (365)	$ (31)	$ (176)
Foreign exchange	(835)	525	(698)
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	1,523	1,458	1,273
Recognized in net income	(80)	(95)	101
Recognized in equity	(5)	0	0
Business combinations and disposals	(166)	215	78
Foreign exchange	13	(55)	6
Balance, end of year	1,285	1,523	1,458
Difference between tax and carrying value
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(9,632)	(8,388)	(7,604)
Recognized in net income	445	126	75
Recognized in equity	(674)	(1,521)	113
Business combinations and disposals	522	(429)	(268)
Foreign exchange	(848)	580	(704)
Balance, end of year	(10,187)	(9,632)	(8,388)
Net deferred tax (liabilities) assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(8,109)	(6,930)	(6,331)
Recognized in net income	365	31	176
Recognized in equity	(679)	(1,521)	113
Business combinations and disposals	356	(214)	(190)
Foreign exchange	(835)	525	(698)
Balance, end of year	$ (8,902)	$ (8,109)	$ (6,930)